Loans and other liabilities	12 Months Ended
Dec. 31, 2025
Loans and other liabilities
Loans and other liabilities
13	Loans and other liabilities

This Note provides information regarding the contractual terms of the Group’s interest-bearing loans and borrowings. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risks, see Note 29.

(a)	Carrying amounts:

	2025	2024
	US$ in millions
Non-current liabilities
Loans from financial institutions		5.0
Other loans and liabilities	35.6	40.6
Derivative instruments	11.6	14.3
	47.2	59.9

Current liabilities
Current portion of loans from financial institution	5.0	10.0
Current portion of other loans and liabilities	5.9	5.8
	10.9	15.8

Short-term borrowings	32.0	32.0
	42.9	47.8

See Note 29 with respect to the contractual maturities of financial liabilities and the Group’s exposure to interest rate risk. See also Note 8(b) with respect to lease liabilities.

Securing assets

As security for certain long-term bank loans and other long-term loans and liabilities, liens have been registered on certain assets, including the insurance rights in respect of such assets.

(b)	Terms and repayment schedule

     Terms and conditions of outstanding loans are as follows:

	December 31, 2025
	Currency	Effective interest (1)	Year of Maturity	Face value	Carrying Amount
				US $ in millions
Long-term loans	US$	6.7%(2)	2026-2030	46.5	46.5
Derivative instruments	US$		2026-2034	11.6	11.6
Short-term credit from banks	US$	4.8%	2026	32.0	32.0
				90.1	90.1

	December 31, 2024
	Currency	Effective interest (1)	Year of maturity	Face value	Carrying amount
				US $ in millions
Long-term loans	US$	6.5%(2)	2025-2030	61.4	61.4
Long-term liabilities	US$		2025-2034	14.3	14.3
Short-term credit from banks	US$	5.3%	2025	32.0	32.0
				107.7	107.7

See also Note 8(b) with respect to lease liabilities.

(1)
The effective interest rate is the rate that discounts estimated future cash payments or receipts through the contractual life of the financial instrument to its net carrying amount, and it does not necessarily reflect the contractual interest rate.

(2)	Weighted average.

(c)	Financial covenants

As of December 31, 2025, the Group complies with all of its covenants. According to these Consolidated Financial Statements, the Group’s liquidity, as defined in the related agreements, amounts to US$ 2,802 million (Minimum Liquidity required is US$ 250 million).

(d)	Movement in liabilities deriving from financing activities

	Loans and other liabilities	Lease liabilities
Balance as at January 1, 2025	107.7	5,922.3

Changes related to financing cash flows:
Repayment of borrowings and
lease liabilities	(15.8)	(1,423.8)

Lease additions		311.1
Lease modifications		835.1
Other changes	(1.8)	3.4

Balance as at December 31, 2025	90.1	5,648.1

	Loans and other liabilities	Lease liabilities
Balance as at January 1, 2024	121.8	4,888.8

Changes related to financing cash flows:
Repayment of borrowings and
lease liabilities	(16.2)	(2,066.4)

Lease additions		3,020.0
Lease modifications		85.8
Other changes	2.1	(5.9)

Balance as at December 31, 2024	107.7	5,922.3